UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 1999

Click here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	757 N. Broadway
Suite 312
Milwaukee, WI 53202

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	414-298-4040
Signature, Place, and Date of Signing:

David B. Kennedy	Milwaukee, WI	NOV 11, 1999


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	40

Form 13F Information Table value Total:	$254,679

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D AMERICA ONLINE INC DEL         COM              02364J104     9994    96041 SH       SOLE                  75500             20541
D BMC SOFTWARE INC               COM              055921100     2916    40750 SH       SOLE                  40000               750
D BRISTOL MYERS SQUIBB           COM              110122108     2774    41090 SH       SOLE                  30000             11090
D CADENCE DESIGN SYS             COM              127387108     3138   234580 SH       SOLE                 170000             64580
D CISCO SYSTEM INC               COM              17275R102    37204   542627 SH       SOLE                 256000            286627
D CLEAR CHANNEL COMMUNICATION    COM              184502102     3570    44700 SH       SOLE                  40000              4700
D COMPAQ COMPUTER CORP           COM              204493100      355    15527 SH       SOLE                                    15527
D COMPUTER ASSOC INTL            COM              204912109     1540    25200 SH       SOLE                  25000               200
D DELL COMPUTER CORP             COM              247025109    14929   357050 SH       SOLE                 201000            156050
D E M C CORP MASS                COM              268648102    18834   263870 SH       SOLE                 141000            122870
D EXPRESS SCRIPTS INC CL A       COM              302182100      442     5650 SH       SOLE                                     5650
D GENERAL ELECTRIC CO            COM              369604103     5319    44864 SH       SOLE                  25500             19364
D GUIDANT CORP                   COM              401698105      554    10325 SH       SOLE                                    10325
D INTEL CORP                     COM              458140100    17815   239725 SH       SOLE                 120500            119225
D KOHLS CORP                     COM              500255104     6262    94693 SH       SOLE                  75750             18943
D LILLY ELI & COMPANY            COM              532457108     4257    66326 SH       SOLE                  37750             28576
D LUCENT TECHNOLOGIES INC        COM              549463107    18418   283897 SH       SOLE                 170750            113147
D MCI WORLDCOM                   COM              55268B106     1240    17250 SH       SOLE                   1000             16250
D MEDTRONIC INC                  COM              585055106      206     5795 SH       SOLE                                     5795
D MERCK & CO                     COM              589331107     1209    18655 SH       SOLE                  15000              3655
D MICROSOFT CP WASH              COM              594918104    19337   213522 SH       SOLE                 110500            103022
D NETSMART TECHNOLOGIES INC      COM              64114W306      138    19766 SH       SOLE                                    19766
D NOKIA CORP SPON ADR            COM              654902204     9108   101345 SH       SOLE                  60500             40845
D NORTHERN TRUST                 COM              665859104      280     3350 SH       SOLE                                     3350
D PARAMETRIC TECH CORP           COM              699173100     3222   238669 SH       SOLE                 190000             48669
D PFIZER                         COM              717081103     5882   163966 SH       SOLE                  62000            101966
D SANMINA CORP                   COM              800907107     2135    27590 SH       SOLE                  20500              7090
D SCHERING PLOUGH                COM              806605101     2118    48553 SH       SOLE                  30000             18553
D SCHWAB CHARLS CP NEW           COM              808513105     9079   271508 SH       SOLE                 201000             70508
D SDL, INC                       COM              784076101      202     2650 SH       SOLE                                     2650
D SNAP ON INC                    COM              833034101      452    13893 SH       SOLE                                    13893
D SOLECTRON                      COM              834182107    11862   165175 SH       SOLE                 126000             39175
D SUN MICROSYSTEMS               COM              866810104    10864   116815 SH       SOLE                  50500             66315
D TELLABS INC  DEL               COM              879664100    18837   330834 SH       SOLE                 211000            119834
D TEXAS INSTRUMENTS  INC         COM              882508104     1118    13597 SH       SOLE                   2000             11597
D THREE COM CORP                 COM              885535104      402    13981 SH       SOLE                                    13981
D VITESSEE SEMICONDUCTOR CP      COM              928497106      482     5650 SH       SOLE                                     5650
D VODAFONE AIRTOUCH PLC          COM              92857T107     5997    25225 SH       SOLE                  25000               225
D WALGREEN COMPANY               COM              931422109      411    16181 SH       SOLE                                    16181
D WARNER LAMBERT                 COM              934488107     1777    26775 SH       SOLE                  21000              5775
S REPORT SUMMARY                 40 DATA RECORDS              254679            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED